Financial Risk Management (Fair Value Estimation, Changes in level 3 items) (Details) - Level 3 of fair value hierarchy [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments, fair value measurement [line items]
Beginning Balance	¥ 5,000	¥ 5,000
Acquisitions	1,000,000	8,150,000
Disposals	(1,011,124)	(8,247,921)
Fair value change	11,124	97,921
Ending Balance	5,000	5,000
Equity investments [member]
Financial instruments, fair value measurement [line items]
Beginning Balance	5,000	5,000
Acquisitions	0	0
Disposals	0	0
Fair value change	0	0
Ending Balance	5,000	5,000
Structured deposits [member]
Financial instruments, fair value measurement [line items]
Beginning Balance	0	0
Acquisitions	1,000,000	8,150,000
Disposals	(1,011,124)	(8,247,921)
Fair value change	11,124	97,921
Ending Balance	¥ 0	¥ 0